Assets subject to lien and assets acquired through foreclosures_Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 6,780,509	₩ 9,725,617
Due from banks on time in local currency
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 1,500
Collateral given to		DaishinAMC and others
Reason for collateral		Right of pledge
Due from banks in local currency
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 19,698
Collateral given to		Samsung Securities Co., Ltd. and others
Reason for collateral		Margin deposit for futures or option
Due from banks in foreign currencies
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 135,515
Collateral given to		Korea Investment & Securities Co., Ltd. and others
Reason for collateral		Foreign margin deposit for future or option and others
Korean financial institutions debt securities and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 72,915
Collateral given to		Kyobo Life Insurance,.ltd and others
Reason for collateral		CSA collateral and others
Korean treasury and corporate bonds
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 10,002
Collateral given to		Korea Securities Depository
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean treasury and government agencies bonds and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 1,621,221
Collateral given to		The BOK and others
Reason for collateral		Settlement risk and others
Korean treasury and government agencies bonds
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 5,444
Collateral given to		Korea Securities Depository The BOK and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean financial institutions debt securities and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 4,908,149
Collateral given to		The BOK and others
Reason for collateral		Settlement risk and others
Due from banks on time in local currency
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 6,629
Collateral given to			Bank of China and others
Reason for collateral			Collaterals for issuing letter of guarantee and others
Due from banks in local currency
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 10,809
Collateral given to			Samsung Securities Co., Ltd. and others
Reason for collateral			Margin deposit for futures or option
Due from banks in foreign currencies
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 9,136
Collateral given to			Korea Investment & Securities Co., Ltd. and others
Reason for collateral			Foreign margin deposit for future or option and others
Korean financial institutions debt securities and others
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 501,523
Collateral given to			Yuanta Securities Co., Ltd. and others
Reason for collateral			Substitute securities and others
Korean treasury and corporate bonds
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 9,998
Collateral given to			Korea Securities Depository and others
Reason for collateral	[1]		Related to bonds sold under repurchase agreements
Korean treasury and government agencies bonds and others
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 1,570,608
Collateral given to			The BOK and others
Reason for collateral			Settlement risk and others
Korean treasury and government agencies bonds
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 5,436
Collateral given to			Korea Securities Depository
Reason for collateral	[1]		Related to bonds sold under repurchase agreements
Korean financial institutions debt securities and others
Financial instruments owned and pledged as collateral [Line Items]
Amount			₩ 7,605,292
Collateral given to			The BOK and others
Reason for collateral			Settlement risk and others
Land and building
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 6,065	₩ 6,186
Collateral given to		Credit Counselling & Recovery Service and others	Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others	Leasehold rights and others

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements).